Recon Capital Alternative Income ETF (Prospectus Summary) | Recon Capital Alternative Income ETF
AdvisorShares Recon Capital Alternative Income ETF (NYSE Arca Ticker: PUTS)
INVESTMENT OBJECTIVES
The Recon Capital Alternative ETF (the “Fund”) seeks to provide consistent, low volatility returns across all market cycles.
The Fund has a secondary investment objective of providing current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Recon Capital Alternative Income ETF
MANAGEMENT FEES		1.50%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES	[1]	0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES		2.02%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	[2]	0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT		1.50%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AdvisorShares Investments, LLC ("the Advisor") has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable to any plan in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, Acquired Fund Fees and Expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.50% of the Fund's average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the "Board"). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Recon Capital Alternative Income ETF	153	583

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

PRINCIPAL INVESTMENT STRATEGIES

Recon Capital Partners, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objectives by selling put options on equities in each of the ten sectors of the S&P 500 Index, using the Sub-Advisor’s proprietary selection process. The put options are cash-secured with cash, cash equivalents and other highly liquid assets.

The Sub-Advisor generally will select a total of 30 put options each month. A put option is a contract that gives the writer of the option the right to sell a specified amount of the asset underlying the option at a specified price (the “strike price”) within a specified time. When a put option is exercised or assigned, the writer of the option is obligated to purchase the requisite amount of the asset underlying the option to complete the sale. A put option is considered cash-secured when the writer of the put option segregates an amount of cash, cash equivalents or other highly liquid assets sufficient to cover the purchase price of the asset underlying the option.

The put options generally will consist of at-the-money puts (meaning the “strike price” is at or near the current selling price of the underlying security) on liquid, large-capitalization and mega-capitalization U.S. exchange-traded equity securities. In managing the Fund’s portfolio, the Sub-Advisor also may purchase Fund portfolio protection in the form of puts or put spreads on the S&P 500 Index and the S&P 100 Index. To the extent cash and cash equivalents in the Fund’s portfolio serve as collateral for cash-secured put options, such collateral may be invested in U.S. government securities, short-term, high quality fixed income securities with maturities of one year or less, money market instruments, and other highly liquid assets, such as exchange traded funds (“ETFs”).

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Derivatives Risk. The Fund intends to invest in derivatives to a significant extent. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives (including option contracts) create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Investment Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment. Further, there is no guarantee that the Fund will be able to achieve its investment objectives.

Large- and Mega-Capitalization Risk. The Fund may invest in large- and mega-capitalization companies. Large- and mega-capitalization securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large- and mega-capitalization securities is less than for other types of investments — small-capitalization securities, for instance — the Fund’s performance could be reduced.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objectives. However, the achievement of the stated investment objectives cannot be guaranteed over short- or long-term market cycles. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Options Risk. Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying security. The Fund also risks losing all or part of the cash paid for purchasing call and put options. Fund assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management as well as the ability of the Fund to meet other current obligations.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment objectives.

FUND PERFORMANCE
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.